Description of Plan (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) year hour	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service hours | hour	1,000
Participant contribution, pretax, maximum annual compensation to total compensation, percentage	60.00%
Employer contribution age | year	50
Employer true-up contribution, amount | $	$ 7,500
Employer super true-up contribution, amount | $	$ 11,500
Employer contribution, matching percentage	100.00%
Requisite service period	6 months
Participant contribution, automatic, enrollment period	30 days
Forfeited nonvested account | $	$ 157,558	$ 155,978
Forfeited nonvested account, decrease from employer contribution | $	250,394
Note receivable from participant, account, minimum borrowing, amount | $	1,000
Note receivable from participant, account, maximum borrowing, amount | $	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Withdrawal age	59 years 6 months
Involuntary cash-out limit | $	$ 1,000
Minimum
EBP, Description of Plan [Line Items]
Employer catch-up contribution age | year	60
Participant contribution, automatic, deferral rate	4.50%
Maximum
EBP, Description of Plan [Line Items]
Employer catch-up contribution age | year	63
Participant contribution, automatic, deferral rate	4.50%
EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	1
EBP, Employer Matching Contribution - After Two Years Of Service
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	0.25
Employer contribution vesting service period	2 years
EBP, Employer Matching Contribution - After Three Years Of Service
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	0.50
Employer contribution vesting service period	3 years
EBP, Employer Matching Contribution - After Four Years Of Service
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	0.75
Employer contribution vesting service period	4 years
EBP, Employer Matching Contribution - After Five Years Of Service
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	1
Employer contribution vesting service period	5 years
EBP, Retirement, Death Or Permanent Disability, Contribution
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	1
Employer contribution maximum vesting age | year	65
EBP, Resignation Or Discharge Contribution - At Least Five Years Of Service
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	1
Employer contribution vesting service period	5 years
Employer contribution maximum vesting age | year	65
EBP, Resignation Or Discharge Contribution - Less Than Five Years Of Service
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	5 years
Employer contribution reduced vesting percentage	0.25
Employees Hired Prior To October 1, 2018
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	3.00%
Employees Hired On Or After October 1, 2018
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	4.50%
Employees Born After 1960
EBP, Description of Plan [Line Items]
Termination age | year	73
Employees Born In 1960 Or Later
EBP, Description of Plan [Line Items]
Termination age | year	75